OIL AND GAS PROPERTY, NET (Tables)	6 Months Ended
Jun. 30, 2024
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2024	December 31, 2023
	(Unaudited)	(Audited)
Oil and gas property - subject to amortization	$29,243,303	$28,035,019
Accumulated depletion	(9,323,062)	(9,064,212)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	$8,061,058	$7,111,624

Oil and gas property - not subject to amortization	$1,155,439	$1,155,439
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,155,439	$1,155,439

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property - subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2023	$7,111,624
Additional capitalization	1,208,284
Depletion	(258,850)
June 30, 2024 (Unaudited)	$8,061,058